Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Mar. 31, 2015
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	150,789,832	143,843,889
Common shares outstanding	150,789,832	143,843,889